Finance Costs (Details) - Schedule of Finance costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense:
Bank borrowings	$ 556,041	$ 543,098	$ 460,231
Loan from shareholders	278,013	122,055
Lease liabilities	1,219	1,196	887
Total finance costs	$ 835,273	$ 666,349	$ 461,118